Note 12 - Earnings (Loss) Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted Average Number of Shares Outstanding, Diluted, Total (in shares)	0	0	0
Unvested Incentive Award Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	53,303	23,284	21,948
Series B Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	8,365	8,000	19,605